Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Cash and cash equivalents in domestic accounts	$ 396,577	$ 375,122
Cash and cash equivalents in foreign accounts	53,780	50,232
Cash and cash equivalents	$ 450,357	$ 425,354	$ 389,328	$ 289,183